SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Correction of errors in Balance sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Nov. 27, 2020
Balance Sheet
Total Liabilities	$ 32,769,082	$ 41,759,934
Class A ordinary shares subject to possible redemption		18,582,720
Additional Paid in Capital	9,235,826	$ 17,970,408
Accumulated Deficit	(4,236,755)	(12,971,424)
Total Shareholders' Equity	$ 5,000,001	5,000,001
Increase warrant liabilities			$ 22,500,000
As Reported
Balance Sheet
Total Liabilities		$ 8,099,934
Class A ordinary shares subject to possible redemption		221,345,469
Common shares, shares outstanding		108
Additional Paid in Capital		$ 5,111,494
Accumulated Deficit		(112,171)
Total Shareholders' Equity		5,000,001
As Restated
Balance Sheet
Derivative warrant liabilities		33,660,000
Total Liabilities		$ 41,759,934
Class A ordinary shares subject to possible redemption		187,685,474
Common shares, shares outstanding		442
Additional Paid in Capital		$ 17,970,408
Accumulated Deficit		(12,971,424)
Total Shareholders' Equity		5,000,001
Difference
Balance Sheet
Derivative warrant liabilities		33,660,000
Total Liabilities		$ 33,660,000
Class A ordinary shares subject to possible redemption		(33,659,995)
Common shares, shares outstanding		334
Additional Paid in Capital		$ 12,858,914
Accumulated Deficit		$ (12,859,253)